Average Annual Total Returns - Institutional - Emerging Markets Research Portfolio	Institutional Class 1-Year	Institutional Class Since Inception	Institutional Class Return After Taxes on Distributions 1-Year		Institutional Class Return After Taxes on Distributions Since Inception		Institutional Class Return After Taxes on Distributions and Sale of Fund Shares 1-Year		Institutional Class Return After Taxes on Distributions and Sale of Fund Shares Since Inception		MSCI EMERGING+FRONTIER MARKETS (NET) INDEX (reflects no deduction for fees, expenses, or U.S. taxes) 1-Year	MSCI EMERGING+FRONTIER MARKETS (NET) INDEX (reflects no deduction for fees, expenses, or U.S. taxes) Since Inception
Total	14.25%	13.07%	13.95%	[1]	11.32%	[1]	8.85%	[1]	9.78%	[1]	18.02%	13.43%

[1]	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts.